SHORT-TERM INVESTMENTS	12 Months Ended
Sep. 30, 2020
SHORT-TERM INVESTMENTS
4.	SHORT-TERM INVESTMENTS
Short-term investments consist of both held-to-maturity and available-for-sale investments. Fixed-income financial products purchased from banks in China are classified as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturity of the financial product is

34
days, with interest rate of
3.15
%

for the product the Group holds as of September 30, 2019. The Group holds no held-to-maturity investment as of September 30, 2020. These held-to-maturity investments are classified as short-term investments on the consolidated balance sheets as its contractual maturity dates are less than one year. Financial products purchased from banks with early redemption option and no specified maturity date are classified as short-term available-for-sale investments and are measured at fair value on a recurring basis. While these fixed-income financial products are not publicly traded, the Group estimated that their fair value approximated their amortized costs considering their short-term maturities and high credit quality.

No
OTTI loss was recognized for the years ended September 30, 2019 and 2020.
Short-term investments consisted of the following:

	As of September 30,
	2019	2020
	US$	US$
Held-to-maturity investments	1,517	—
Available-for-sale investments	20,601	20,343

	22,118	20,343